Shareholder Report, Holdings (Details) - Taylor Frigon Core Growth Fund	May 31, 2026
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	57.47%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.02%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.45%